Financial income and expenses (Tables)	9 Months Ended
Sep. 30, 2018
Financial income and expenses [Abstract]
Financial income
The following table sets forth our financial income and expenses for the nine-month period ended September 30, 2018 and 2017:

	For the nine-month period ended September 30,
Financial income	2018	2017
	($ in thousands)
Interest income from loans and credits	36,556	224
Interest rates benefits derivatives: cash flow hedges	47	907
Total	36,603	1,131

Financial expenses
	For the nine-month period ended September 30
Financial expenses	2018	2017
Expenses due to interest:	($ in thousands)
- Loans from credit entities	(191,168)	(188,136)
- Other debts	(63,451)	(65,088)
Interest rates losses derivatives: cash flow hedges	(51,721)	(55,346)
Total	(306,340)	(308,570)

Other net financial income and expenses
The following table sets out ‘Other net financial income and expenses” for the nine-month period ended September 30, 2018, and 2017:

	For the nine-month period ended September 30,
Other financial income / (expenses)	2018	2017
	($ in thousands)
Dividend from ACBH (Brazil)	-	10,383
Other financial income	8,711	9,151
Other financial losses	(19,850)	(18,232)
Total	(11,139)	1,302